Condensed Consolidated Statement of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series F Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021					$ 1	$ 63,189	$ 60	$ (56,937)	$ 6,313
Balance, shares at Dec. 31, 2021					1,399,890
Stock-based compensation						354			190
Issuance of Common stock					$ 1	2,089			2,090
Issuance of Common stock, shares					240,000
Issuance of redeemable Series F preferred stock
Issuance of redeemable SeriesF preferred stock, shares				27,998,000
Redemption of redeemable Series F preferred stock
Redemption of redeemable SeriesF preferredstock, shares				(27,998,000)
Exercise of options						2			2
Exercise of options, shares					1,256
Other comprehensive loss							(78)		(78)
Net loss								(5,448)	(5,448)
Currency translation adjustment									(78)
Balance at Dec. 31, 2022					$ 2	65,634	(18)	(62,385)	3,233
Balance, shares at Dec. 31, 2022					1,641,146
Stock-based compensation						169			169
Issuance of Common stock						4,215			4,215
Issuance of Common stock, shares					180,000
Exercise of options
Other comprehensive loss
Net loss								(2,898)	(2,898)
Exercise of pre-funded warrants						$ 7			$ 7
Exercise of pre-funded warrants, shares					5,458
Rounding-up of fractional shares due to reverse stock split
Rounding-up of fractional shares due to reverse stock split, shares					15,726
Currency translation adjustment							$ (36)		$ (36)
Balance at Sep. 30, 2023					$ 2	70,025	(54)	(65,283)	4,690
Balance, shares at Sep. 30, 2023					1,842,330
Balance at Dec. 31, 2022					$ 2	65,634	(18)	(62,385)	3,233
Balance, shares at Dec. 31, 2022					1,641,146
Stock-based compensation						293			293
Issuance of Common stock						4,215			4,215
Issuance of Common stock, shares					180,000
Exercise of options						7			7
Exercise of options, shares					5,458
Other comprehensive loss							(49)		(49)
Net loss								(3,711)	(3,711)
Exercise of pre-funded warrants
Exercise of pre-funded warrants, shares					203,977
Rounding-up of fractional shares due to reverse stock split
Rounding-up of fractional shares due to reverse stock split, shares					15,726
Currency translation adjustment									$ (49)
Balance at Dec. 31, 2023					$ 2	$ 70,149	$ (67)	$ (66,096)	3,988
Balance, shares at Dec. 31, 2023					2,046,307
Stock-based compensation						165			165
Issuance of Common stock
Issuance of Common stock, shares					46
Other comprehensive loss
Net loss								(2,274)	(2,274)
Exercise of pre-funded warrants					$ 1				1
Exercise of pre-funded warrants, shares					995,000
Currency translation adjustment							(8)		(8)
Balance at Sep. 30, 2024					$ 3	$ 70,314	$ (75)	$ (68,370)	$ 1,872
Balance, shares at Sep. 30, 2024					3,041,353